Derivative financial instruments and risk management (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign currency cash flow hedges, maximum period (in years)	5 years
Deferred net gains, foreign currency exchange rate risk, to be reclassified from equity to current earnings over the next twelve months	$ 9
Deferred net losses, interest rate risk, to be reclassified from equity to current earnings over the next twelve months	3
Loss on Interest Rate Derivative Instruments Not Designated as Hedging Instruments		$ 149
Commodity forward and option contracts, maximum period (in years)	5 years